Vessels	12 Months Ended
Dec. 31, 2012
Vessels (Abstract)
Vessels

5.Vessels

Acquisitions

In 2012, there were no vessel acquisitions. In 2011, there were two scheduled deliveries of the newly constructed suezmaxes Spyros K and Dimitris P at a total cost of $148,526 of which $66,643 was paid within 2011. In 2010, there were two scheduled deliveries of newly constructed vessels at a total cost of $128,539 of which $94,184 was paid in 2010. Also in 2010, the Company acquired four panamax tankers built in 2009 for a total cost of $218,013 (Note 2(d)).

Sales

In 2012 the Company sold the VLCC’s La Madrina and La Prudencia, classified as held for sale at December 31, 2011, for net proceeds of $40,219 in total, realizing a loss of $1,879. In 2011, the Company sold the aframax tanker Opal Queen, classified as held for sale at December 31, 2010 for net proceeds of $32,753 realizing a gain of $5,802 and the aframax tanker Vergina II for net proceeds of $9,702 realizing a loss of $801. The net capital gain of $5,001 is separately reflected in the accompanying 2011 Consolidated Statements of Operations. In 2010, the Company sold all five vessels classified as held for sale at December 31, 2009, the suezmax Decathlon, the aframax tankers Marathon and Parthenon and the panamax tankers Hesnes and Victory III for net proceeds $140,548 in total realizing a net capital gain of $19,670, reflected in the accompanying 2010 Consolidated Statements of Operations.

Charter hire expense

There was no charter hire expense in 2012 and 2011. In 2010, the suezmax Nordic Passat was chartered by the Company from March 2 to June 13, 2010. The total amount of hire charged during this period was $1,755. Another vessel was chartered from January 30, 2010 to February 9, 2010 at a total hire of $150.

Held for sale and impairment

In the latter part of 2012, events occurred and circumstances changed, which in the ensuing period indicated that the carrying amount of the VLCC tanker Millennium, built in 1998 was not fully recoverable. More specifically, market conditions led to a significant drop in VLCC tanker hire rates and the preference for younger vessels. Notice was received in March, 2013 that the bare-boat charterer on which the vessel was employed, was not to be extended as previously expected. Therefore the Company has evaluated Millennium by comparing the weighted estimated undiscounted cash flows to be generated by this vessel under various scenarios against its carrying value. Based on this evaluation the Company determined that the carrying value of Millenium was impaired. Consequently its carrying value of $42,153 has been written down to $28,586, based on a level 2 inputs of the fair value hierarchy, as determined by management taking into consideration valuations from independent marine valuers (Note 15(c)). The resulting impairment charge was $13,567 and is reflected in the accompanying 2012 Consolidated Statements of Operations. During 2011, the carrying values of the VLCC’s La Madrina and La Prudencia were written down resulting in a total impairment charge of $39,434. The fair value of these vessels as at December 31, 2011 was determined based on level 3 measurement of fair market value of the vessels as determined by management taking into consideration valuations from independent marine valuers, making use of other available market data relating to the vessel and similar vessels and management assumptions for the sale price of these vessels (Note 15(c)). Also at December 31, 2011, these vessels were classified as held for sale. During 2010, the carrying value of the aframax tanker Vergina II was written down resulting in an impairment charge of $3,077.